LOANS - Troubled Debt Restructurings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($) loan
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable troubled debt restructuring	$ 2,012	$ 1,754
Number of loans | loan	5	2
Recorded investment prior to modification	$ 729	$ 293
Recorded investment after modification	688	286
Impact on the allowance for loan losses	$ 63	$ 278
Troubled debt restructuring, subsequent default, number of contracts | loan	3	0
Nonperforming Financial Instruments
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable troubled debt restructuring	$ 1,072	$ 1,275
Performing Financial Instruments
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable troubled debt restructuring	$ 940	$ 479
Real estate mortgages | Construction and development
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of loans | loan	2	0
Recorded investment prior to modification	$ 189	$ 0
Recorded investment after modification	178	0
Impact on the allowance for loan losses	$ 63	$ 0
Real estate mortgages | Residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of loans | loan	1	0
Recorded investment prior to modification	$ 3	$ 0
Recorded investment after modification	0	0
Impact on the allowance for loan losses	$ 0	$ 0
Real estate mortgages | Commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of loans | loan	2	0
Recorded investment prior to modification	$ 537	$ 0
Recorded investment after modification	510	0
Impact on the allowance for loan losses	$ 0	$ 0
Commercial and industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of loans | loan	0	1
Recorded investment prior to modification	$ 0	$ 277
Recorded investment after modification	0	271
Impact on the allowance for loan losses	$ 0	$ 271
Consumer and other
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of loans | loan	0	1
Recorded investment prior to modification	$ 0	$ 16
Recorded investment after modification	0	15
Impact on the allowance for loan losses	$ 0	$ 7